FAIR VALUE MEASUREMENTS (Assets Measured at Fair Value on a Non-Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	$ 605,091	$ 578,361	$ 555,819
Loans held-for-sale	1,303	3,098	4,678
Other real estate owned	5,948	6,826	8,580
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	7,510	7,499	8,709
Loans held-for-sale	1,303	3,098	4,678
Other real estate owned	5,948	6,826	8,580
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans
Loans held-for-sale
Other real estate owned
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans
Loans held-for-sale
Other real estate owned
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	597,581	570,862	547,110
Loans held-for-sale	1,303	3,098	4,678
Other real estate owned
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans
Loans held-for-sale	1,303	3,098	4,678
Other real estate owned
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	7,510	7,499	8,709
Loans held-for-sale
Other real estate owned	5,948	6,826	8,580
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	7,510	7,499	8,709
Loans held-for-sale
Other real estate owned	$ 5,948	$ 6,826	$ 8,580